U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Name and address of issuer:

          IAI Investment Funds VII, Inc.
          3700 First Bank Place
          601 Second Avenue South
          Minneapolis, MN  55402

2. Name of each series or class of funds for which this notice is filed:

          IAI Growth and Income Fund

3.   Investment Company Act File Number:

     Securities Act File Number:  2-39560

4.   Last day of fiscal year for which this notice is filed:

          March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
   24f-2 declaration:  N/A


6. Date of termination of issuer's declaration under rule
   24f-2(a)(1), if applicable (see instruction A.6):  N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities
   Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             None

9. Number and aggregate sale price of securities sold during the fiscal year:

             3,144,909 shares -- $48,227,578 sale price

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             3,144,909 shares -- $48,227,578 sale price

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

             None

12.Calculation of registration fee:

(i)    Aggregate sale price of          $48,227,578
       securities sold during the fiscal
       year in reliance on rule 24f-2 (from
       Item 10):
(ii)   Aggregate price of shares issued $0
       in connection with dividend
       reinvestment plans (from Item 11, if
       applicable):
(iii)  Aggregate price of shares        $39,151,495
       redeemed or repurchased during the
       fiscal year (if applicable):
(iv)   Aggregate price of shares        $0
       redeemed or repurchased and
       previously applied as a reduction to
       filing fees pursuant to rule 24e-2
       (if applicable):
(v)    Net aggregate price of           $9,076,083
       securities sold and issued during
       the fiscal year in reliance on rule
       24f-2 [line (i), plus line (ii),
       less line (iii), plus line (iv)] (if
       applicable):
(vi)   Multiplier prescribed by Section  1/33
       6(b) of the Securities Act of 1933
       or other applicable law or
       regulation (see Instruction C.6):
(vii)  Fee due [line (i) or line (v)     $2,750.33
       multiplied by line (vi)]:

     Instruction:  Issuers should complete lines (ii),
        (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).  Yes

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     May 27, 1997

                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By___________________________
         William C. Joas, Secretary


     Date:  May 28, 1997